Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, gross unrealized gain (loss)	$ 2.2	$ 0.3	$ (0.3)	$ (1.3)	$ 1.0
Available-for-sale securities adjustment, net of tax				$ (0.3)
Convertible Debt Securities | Privately Held Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments			$ 3.0